Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings Per Share
The following table sets forth the computation of basic and diluted loss per share attributable to ordinary shareholders for the years ended December 31, 2024, 2023 and 2022 (in $ millions, except share amounts which are reflected in thousands, and per share amounts):

	2024	2023	2022
	$	$	$
Loss for the year	(158)	(485)	(1,740)
Less: Loss attributable to non-controlling interests	(53)	(51)	(57)
Loss for the year attributable to ordinary shareholders	(105)	(434)	(1,683)
Basic weighted-average ordinary shares outstanding	3,995,237	3,894,724	3,814,492
Basic loss per share attributable to ordinary shareholders	(0.03)	(0.11)	(0.44)
Diluted loss per share attributable to ordinary shareholders	(0.03)	(0.11)	(0.44)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive outstanding securities were excluded from the computation of diluted loss per ordinary share because their effects would have been antidilutive for the years ended December 31, 2024, 2023 and 2022 (in thousands) or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	2024	2023	2022
Warrants (Note 16)	26,000	26,000	26,000
Restricted ordinary shares (Note 19)	4,920	10,337	21,635
Share options (Note 19)	41,315	48,592	54,937
RSUs (Note 19)	148,200	132,432	131,765
Shares committed under ESPP (Note 19)	2,056	4,224	2,890
Options to swap the shares in GHL subsidiaries for GHL Class A Ordinary Shares	—	121,450	121,450
Total	222,491	343,035	358,677